Deferred Tax Assets and Liabilities	12 Months Ended
Jun. 30, 2021
Income Taxes [Abstract]
Deferred Tax Assets and Liabilities	Tax On Profit On Ordinary Activities
Analysis of charge / (credit) in the year

	2021 £’000	2020 £’000	2019 £’000
U.K. corporation tax based on the results for the year ended 30 June 2021 at 19% (2020 : 19%, 2019: 19%)	£3,634	£123	£4,636
Overseas tax	10,290	5,130	5,207
Current Tax	13,924	5,253	9,843
Deferred Tax	(3,010)	(1,407)	(3,750)
Total tax	£10,914	£3,846	£6,093
The U.K. Corporation rate throughout the period was 19% (2020 : 19%).
A reduction in the UK corporation tax rate from 19% to 17% (effective 1 April 2020) was substantively enacted on 6 September 2016. The March 2020 Budget announced that a rate of 19% would continue to apply with effect from 1 April 2020, and this change was substantively enacted on 17 March 2020. An increase in the UK corporation rate from 19% to 25% (effective 1 April 2023) was substantively enacted on 24 May 2021. This will increase the company's future current tax charge accordingly. The deferred tax balance as of 30 June 2021 has been calculated based on these rates, reflecting the expected timing of reversal of the related temporary differences (2020: 19%).
Reconciliation of the tax rate on group profits

	2021		2020		2019
	£’000	%	£’000	%	£’000	%
Profit on ordinary activities before taxation	£54,355		£25,256		£30,100
Profit on ordinary activities at U.K. statutory rate	10,327	19.0	4,799	19.0	5,719	19.0
Differences in overseas tax rates	(1,150)	(2.1)	(912)	(3.6)	(922)	(3.1)
Impact of share-based compensation	897	1.6	400	1.6	288	1.0
Utilisation of previously unrecognised tax losses	—	—	(97)	(0.4)	—	—
Nontaxable gain on sale of subsidiary	—	—	(421)	(1.7)	—	—
Other permanent differences	200	0.4	63	0.2	632	2.1
Adjustments related to prior periods	(300)	(0.6)	(221)	(0.9)	164	0.5
Tax on unremitted earnings/withholding tax on dividends	852	1.6	399	1.6	212	0.7
Impact of rate change on deferred tax	88	0.2	(164)	(0.6)	—	—
Total	£10,914	20.1%	£3,846	15.2%	£6,093	20.2%
The other permanent differences of £200,000 as at 30 June 2021 are mainly related to certain expenses that are not expected to be tax deductible in any jurisdiction net of tax credits.
The other permanent differences of £63,000 as at 30 June 2020 are mainly related to certain expenses that are not expected to be tax deductible in any jurisdiction net of tax credits..
Tax on items charged to equity and statement of comprehensive income

	2021 £’000	2020 £’000	2019 £’000
Deferred tax - share-based compensation	£(3,270)	£(1,015)	£(4,077)
Current tax - share-based compensation	(6,639)	(2,821)	(2,159)
Total credit to equity and statement of comprehensive income	£(9,909)	£(3,836)	£(6,236)
Unremitted Earnings
The aggregate amount of unremitted profits at 30 June 2021 was approximately £71,420,000 (2020: £27,500,000). The movement during the year reflects profits made in various territories outside of the United Kingdom and repatriation of such profits through various dividend payments to Endava plc. U.K. legislation relating to company distributions provides for exemption from tax for most repatriated profits. Deferred taxation of £2,069,000 has been provided on these profits as at 30 June 2021 (2020: £886,000).Deferred Tax Assets and Liabilities
Deferred taxes arising from temporary differences and unused tax losses are summarised as follows:

Deferred tax 2021	At 1 July 2020 £’000	Exchange Adjustments £’000	Credit / (Charge) to Profit and Loss £’000	Credit to Equity £’000	Acquisition £’000	At 30 June 2021 £’000
Accelerated capital allowances	£(45)	£—	£(766)	£—	£—	£(811)
Tax losses	899	(86)	2,174	—	—	2,987
Share-based compensation	8,885	—	988	3,270	—	13,143
Intangible assets	(2,920)	221	915	—	(4,926)	(6,710)
Other temporary differences	660	(43)	(301)	—	(261)	55
Total	£7,479	£92	£3,010	£3,270	£(5,187)	£8,664

Deferred tax 2020	At 1 July 2019 £’000	Exchange Adjustments £’000	Credit / (Charge) to Profit and Loss £’000	Credit to Equity £’000	Acquisition £’000	At 30 June 2020 £’000
Accelerated capital allowances	£(130)	£—	£85	£—	£—	£(45)
Tax losses	867	—	32	—	—	899
Share-based compensation	6,854	—	1,016	1,015	—	8,885
Intangible assets	(440)	(167)	344	—	(2,657)	(2,920)
Other temporary differences	366	(24)	(70)	—	388	660
Total	£7,517	£(191)	£1,407	£1,015	£(2,269)	£7,479
All deferred tax movements arise from the origination and reversal of temporary differences. Deferred tax assets are recognised to the extent it is probable that taxable profits will be generated against which those assets can be utilised.
After offsetting deferred tax assets and liabilities where appropriate within territories, the net deferred tax comprises:

	2021 £’000	2020 £’000
Deferred tax assets	18,674	13,340
Deferred tax liabilities	(10,010)	(5,861)
Net deferred tax	8,664	7,479